Financial asset at fair value through profit or loss -Disclosure Of Reconciliation Of Changes In Fair Value Measurement Assets Explanatory (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in fair value measurement assets
At the end of the year		¥ 5,000
Equity investments [member]
Disclosure of reconciliation of changes in fair value measurement assets
At the beginning of the year	[1]
At the end of the year	[1]	5,000
Equity investments [member] | Financial assets at fair value through profit or loss, category
Disclosure of reconciliation of changes in fair value measurement assets
At the beginning of the year
Additions		5,000
At the end of the year		¥ 5,000

[1]	(a) Investment